July 31, 2006

                        TOUCHSTONE VARIABLE SERIES TRUST

      SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2006, AS AMENDED JULY 31, 2006

      NOTICE OF NEW PROSPECTUS FOR TOUCHSTONE VARIABLE SERIES TRUST (TVST)

The May 1, 2006 TVST prospectus has been replaced with a new prospectus dated July 31, 2006. The prospectus you previously received dated May 1, 2006, and references in it to May 1, 2006, should now be read as having a July 31, 2006 date. Your May 1, 2006 prospectus is supplemented as follows:

NOTICE OF CHANGE IN INVESTMENT STRATEGIES AND PORTFOLIO MANAGERS FOR THE VALUE PLUS FUND

CHANGE IN INVESTMENT STRATEGIES. On July 14, 2006, the Board of Trustees of TVST approved changes to the principal investment strategies of the Value Plus Fund in order to permit the Fund to invest a larger percentage of its assets in mid cap companies. The section titled "Its Principal Investment Strategies" on page 23 of the TVST Prospectus has been revised as follows:

ITS PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in common stocks of large cap and mid cap companies that the Sub-Advisor believes are undervalued. In choosing undervalued stocks, the Sub-Advisor looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value. These companies may not pay dividends. These may include companies in the technology sector.

The Fund's securities may be sold when the Sub-Advisor believes they are overvalued relative to their growth potential, when there is a deterioration in fundamental criteria, or when their price decreases by at least 10% relative to the market.

CHANGE IN PORTFOLIO MANAGERS. Effective July 31, 2006, Bradley A. Reed, CFA, John A. Wieging, CFA and James Wilhelm, Jr. are primarily responsible for managing the Value Plus Fund. The second paragraph in the section entitled "Sub-Advisor to the Value Plus Fund, High Yield Fund, Core Bond Fund and Money Market Fund" on page 80 of the TVST Prospectus is hereby replaced with the following:

VALUE PLUS FUND. Bradley A. Reed, John A. Wieging, CFA and James Wilhelm, Jr. are jointly and primarily responsible for managing the Fund. Mr. Reed joined Fort Washington in 1999 as a Research Analyst and became an Assistant Portfolio Manager in 2004. He is currently a Portfolio Manager and has managed the Fund since 2004. Mr. Wieging joined Fort Washington in 1999 and is a Portfolio Manager. Mr. Wilhelm joined Fort Washington in 2003 and is a Portfolio Manager. Mr. Wieging and Mr. Wilhelm have managed the Fund since 2006.

     NOTICE OF REALLOCATION OF HOLDINGS IN THE TOUCHSTONE ENHANCED ETF FUND

On July 14, 2006, the Touchstone Enhanced ETF Fund reallocated its holdings in the underlying funds of the iShares(R) Trust. As a result, the chart presented on page 61 of the TVST Prospectus is replaced with the following chart.

--------------------------------------------------------------------------------
iShares(R) Trust: iShares Lehman Aggregate Bond Fund                          3%
--------------------------------------------------------------------------------
iShares(R) Trust: iShares MSCI EAFE Index Fund                               22%
--------------------------------------------------------------------------------
iShares(R) Trust: iShares S&P MidCap 400 Value Index Fund                    22%
--------------------------------------------------------------------------------
iShares(R) Trust: iShares S&P MidCap 400 Growth Index Fund                    3%
--------------------------------------------------------------------------------
iShares(R) Trust: iShares S&P SmallCap 600 Value Index Fund                  22%
--------------------------------------------------------------------------------
iShares(R) Trust: iShares S&P SmallCap 600 Growth Index Fund                  3%
--------------------------------------------------------------------------------
iShares(R) Trust: iShares S&P 500 Value Index Fund                           22%
--------------------------------------------------------------------------------
iShares(R) Trust: iShares S&P 500 Growth Index Fund                           3%
--------------------------------------------------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                   July 31, 2006

                        TOUCHSTONE VARIABLE SERIES TRUST

      SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2006, AS AMENDED JULY 31, 2006

      NOTICE OF NEW PROSPECTUS FOR TOUCHSTONE VARIABLE SERIES TRUST (TVST)

The May 1, 2006 TVST prospectus has been replaced with a new prospectus dated July 31, 2006. The prospectus you received dated May 1, 2006, and references in it to May 1, 2006, should now be read as having a July 31, 2006 date. The July 31, 2006 prospectus does not contain any material changes related to the offerings available to you in the May 1, 2006 prospectus, except for the following:

NOTICE OF CHANGE IN INVESTMENT STRATEGIES AND PORTFOLIO MANAGERS FOR THE VALUE PLUS FUND

CHANGE IN INVESTMENT STRATEGIES. On July 14, 2006, the Board of Trustees of TVST approved changes to the principal investment strategies of the Value Plus Fund in order to permit the Fund to invest a larger percentage of its assets in mid cap companies. The section titled "Its Principal Investment Strategies" on page 23 of the TVST Prospectus has been revised as follows:

ITS PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in common stocks of large cap and mid cap companies that the Sub-Advisor believes are undervalued. In choosing undervalued stocks, the Sub-Advisor looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value. These companies may not pay dividends. These may include companies in the technology sector.

The Fund's securities may be sold when the Sub-Advisor believes they are overvalued relative to their growth potential, when there is a deterioration in fundamental criteria, or when their price decreases by at least 10% relative to the market.

CHANGE IN PORTFOLIO MANAGERS. Effective July 31, 2006, Bradley A. Reed, CFA, John A. Wieging, CFA and James Wilhelm, Jr. are primarily responsible for managing the Value Plus Fund. The second paragraph in the section entitled "Sub-Advisor to the Value Plus Fund, High Yield Fund, Core Bond Fund and Money Market Fund" on page 80 of the TVST Prospectus is hereby replaced with the following:

VALUE PLUS FUND. Bradley A. Reed, John A. Wieging, CFA and James Wilhelm, Jr. are jointly and primarily responsible for managing the Fund. Mr. Reed joined Fort Washington in 1999 as a Research Analyst and became an Assistant Portfolio Manager in 2004. He is currently a Portfolio Manager and has managed the Fund since 2004. Mr. Wieging joined Fort Washington in 1999 and is a Portfolio Manager. Mr. Wilhelm joined Fort Washington in 2003 and is a Portfolio Manager. Mr. Wieging and Mr. Wilhelm have managed the Fund since 2006.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.